Note 6 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about intangible assets [text block]
(in thousands of euro)	Purchased licenses	Other intangible assets	In progress		Total
January 1, 2017	9,022	44	9		9,075
Acquisitions (amended) (1)	-	227	40,000	(1)	40,227
Disposals	-	-	-		-
Transfers	-	9	(9)		-
Depreciation	(3,009)	(101)	-		(3,110)
December 31, 2017 (amended) (1)	6,013	179	40,000		46,192
(in thousands of euro)	Purchased licenses		Other intangible assets	In progress	Total
January 1, 2018	6,013		179	40,000	46,192
Acquisitions	43,801	(2)	405	-	44,206
Disposals	-		(64)	-	(64)
Depreciation	(5,630)		(175)	-	(5,805)
December 31, 2018	44,184		345	40,000	84,529
(in thousands of euro)	Purchased licenses		Other intangible assets	In progress	Total
January 1, 2019	44,184		345	40,000	84,529
Acquisitions	-		59	-	59
Additional considerations	27,020	(3)	-	-	27,020
Disposals	-		-	-	-
Depreciation	(14,353	) (4)	(149)	-	(14,502)
Transfers	-		(139)	-	(139)
December 31, 2019	56,851		116	40,000	96,968